Expense Example - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Small Cap Fund - Fidelity Series International Small Cap Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 2
3 years	6
5 years	11
10 years	$ 26